Schedule of contractual undiscounted cash flow requirement for financial liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 74,626	$ 33,357
Promissory note	769,529	$ 134,846
Convertible senior notes	1,212,071
Convertible debentures	9,458
Lease liabilities	417
Term and other loans euro [member]
IfrsStatementLineItems [Line Items]
Promissory note	1,600
Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note	8,569
Promissory note loan [member]
IfrsStatementLineItems [Line Items]
Promissory note	251
Mine construction facility [member]
IfrsStatementLineItems [Line Items]
Mine construction facility	185,195
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	74,626
Convertible senior notes	15,847
Convertible debentures	9,458
Lease liabilities	173
Not later than one year [member] | Term and other loans euro [member]
IfrsStatementLineItems [Line Items]
Promissory note	879
Not later than one year [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note	8,569
Not later than one year [member] | Promissory note loan [member]
IfrsStatementLineItems [Line Items]
Promissory note	251
Not later than one year [member] | Mine construction facility [member]
IfrsStatementLineItems [Line Items]
Mine construction facility	30,519
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible senior notes	31,693
Convertible debentures
Lease liabilities	244
Later than one year and not later than two years [member] | Term and other loans euro [member]
IfrsStatementLineItems [Line Items]
Promissory note	721
Later than one year and not later than two years [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than one year and not later than two years [member] | Promissory note loan [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than one year and not later than two years [member] | Mine construction facility [member]
IfrsStatementLineItems [Line Items]
Mine construction facility	55,476
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible senior notes	27,731
Convertible debentures
Lease liabilities
Later than three years and not later than four years [member] | Term and other loans euro [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than three years and not later than four years [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than three years and not later than four years [member] | Promissory note loan [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than three years and not later than four years [member] | Mine construction facility [member]
IfrsStatementLineItems [Line Items]
Mine construction facility	51,224
Later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Convertible senior notes	1,136,800
Convertible debentures
Lease liabilities
Later than five years [member] | Term and other loans euro [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than five years [member] | Term loans US dollar [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than five years [member] | Promissory note loan [member]
IfrsStatementLineItems [Line Items]
Promissory note
Later than five years [member] | Mine construction facility [member]
IfrsStatementLineItems [Line Items]
Mine construction facility	$ 47,976